Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The UBS Funds
Entity Central Index Key	0000886244
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000008182
Shareholder Report [Line Items]
Fund Name	UBS Global Allocation Fund
Class Name	Class A
Trading Symbol	BNGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 147,113,796
Holdings Count | Holding	340
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$147,113,796
# of Portfolio Holdings	340
Portfolio Turnover Rate	52%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	9.1%
Corporate Bonds	10.1%
Exchange traded funds	12.1%
Investment companies	22.7%
Common Stocks	29.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	8.9%
PACE High Yield Investments, Class P2	5.2
SPDR Portfolio High Yield Bond ETF	5.2
PACE International Emerging Markets Equity Investments, Class P2	4.7
Invesco S&P 500 Equal Weight ETF	3.9

Material Fund Change [Text Block]
C000008185
Shareholder Report [Line Items]
Fund Name	UBS Global Allocation Fund
Class Name	Class P
Trading Symbol	BPGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 147,113,796
Holdings Count | Holding	340
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$147,113,796
# of Portfolio Holdings	340
Portfolio Turnover Rate	52%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	9.1%
Corporate Bonds	10.1%
Exchange traded funds	12.1%
Investment companies	22.7%
Common Stocks	29.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	8.9%
PACE High Yield Investments, Class P2	5.2
SPDR Portfolio High Yield Bond ETF	5.2
PACE International Emerging Markets Equity Investments, Class P2	4.7
Invesco S&P 500 Equal Weight ETF	3.9

Material Fund Change [Text Block]
C000008502
Shareholder Report [Line Items]
Fund Name	UBS Emerging Markets Equity Opportunity Fund
Class Name	Class P
Trading Symbol	UEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$50	1.02%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
AssetsNet	$ 378,401,258
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$378,401,258
# of Portfolio Holdings	39
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	7.2%
Communication Services	10.7%
Consumer Discretionary	13.7%
Information Technology	20.3%
Financials	29.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	7.7
Ping An Insurance Group Co. of China Ltd., Class H	5.8
HDFC Bank Ltd.	4.8
Contemporary Amperex Technology Co. Ltd., Class A	3.4

Material Fund Change [Text Block]
C000200986
Shareholder Report [Line Items]
Fund Name	UBS Emerging Markets Equity Opportunity Fund
Class Name	Class P2
Trading Symbol	EMPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 378,401,258
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$378,401,258
# of Portfolio Holdings	39
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	7.2%
Communication Services	10.7%
Consumer Discretionary	13.7%
Information Technology	20.3%
Financials	29.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	7.7
Ping An Insurance Group Co. of China Ltd., Class H	5.8
HDFC Bank Ltd.	4.8
Contemporary Amperex Technology Co. Ltd., Class A	3.4

Material Fund Change [Text Block]
C000205441
Shareholder Report [Line Items]
Fund Name	UBS Engage For Impact Fund
Class Name	Class P
Trading Symbol	UEIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 50,897,278
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$50,897,278
# of Portfolio Holdings	47
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	8.5%
Financials	8.8%
Industrials	13.1%
Health Care	15.2%
Information Technology	32.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Broadcom, Inc.	6.0%
Danone SA	4.0
Autodesk, Inc.	3.7
ServiceNow, Inc.	3.7
Alcon AG	3.6

Material Fund Change [Text Block]
C000225935
Shareholder Report [Line Items]
Fund Name	UBS Engage For Impact Fund
Class Name	Class P2
Trading Symbol	EIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 50,897,278
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$50,897,278
# of Portfolio Holdings	47
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	8.5%
Financials	8.8%
Industrials	13.1%
Health Care	15.2%
Information Technology	32.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Broadcom, Inc.	6.0%
Danone SA	4.0
Autodesk, Inc.	3.7
ServiceNow, Inc.	3.7
Alcon AG	3.6

Material Fund Change [Text Block]
C000008186
Shareholder Report [Line Items]
Fund Name	UBS International Sustainable Equity Fund
Class Name	Class A
Trading Symbol	BNIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 151,012,231
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$151,012,231
# of Portfolio Holdings	63
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	13.1%
Health Care	13.7%
Information Technology	14.4%
Industrials	15.4%
Financials	22.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Sony Group Corp.	3.8%
London Stock Exchange Group PLC	3.4
AIB Group PLC	3.0
Unilever PLC	2.7
ITOCHU Corp.	2.5

Material Fund Change [Text Block]
C000008189
Shareholder Report [Line Items]
Fund Name	UBS International Sustainable Equity Fund
Class Name	Class P
Trading Symbol	BNUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 151,012,231
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$151,012,231
# of Portfolio Holdings	63
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	13.1%
Health Care	13.7%
Information Technology	14.4%
Industrials	15.4%
Financials	22.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Sony Group Corp.	3.8%
London Stock Exchange Group PLC	3.4
AIB Group PLC	3.0
Unilever PLC	2.7
ITOCHU Corp.	2.5

Material Fund Change [Text Block]
C000222877
Shareholder Report [Line Items]
Fund Name	UBS International Sustainable Equity Fund
Class Name	Class P2
Trading Symbol	ESPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 151,012,231
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$151,012,231
# of Portfolio Holdings	63
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	13.1%
Health Care	13.7%
Information Technology	14.4%
Industrials	15.4%
Financials	22.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Sony Group Corp.	3.8%
London Stock Exchange Group PLC	3.4
AIB Group PLC	3.0
Unilever PLC	2.7
ITOCHU Corp.	2.5

Material Fund Change [Text Block]
C000220414
Shareholder Report [Line Items]
Fund Name	UBS US Dividend Ruler Fund
Class Name	Class P
Trading Symbol	DVRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 228,723,726
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$228,723,726
# of Portfolio Holdings	34
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.2%
Industrials	9.6%
Health Care	11.0%
Financials	17.1%
Information Technology	35.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	11.2%
Broadcom, Inc.	8.0
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
JPMorgan Chase & Co.	4.2
Home Depot, Inc.	3.9

Material Fund Change [Text Block]
C000241422
Shareholder Report [Line Items]
Fund Name	UBS US Dividend Ruler Fund
Class Name	Class P2
Trading Symbol	DVRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 228,723,726
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$228,723,726
# of Portfolio Holdings	34
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.2%
Industrials	9.6%
Health Care	11.0%
Financials	17.1%
Information Technology	35.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	11.2%
Broadcom, Inc.	8.0
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
JPMorgan Chase & Co.	4.2
Home Depot, Inc.	3.9

Material Fund Change [Text Block]
C000220415
Shareholder Report [Line Items]
Fund Name	UBS US Quality Growth At Reasonable Price Fund
Class Name	Class P
Trading Symbol	QGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS US Quality Growth At Reasonable Price Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 319,800,120
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$319,800,120
# of Portfolio Holdings	34
Portfolio Turnover Rate	12%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	9.7%
Health Care	9.9%
Communication Services	11.6%
Consumer Discretionary	14.0%
Information Technology	46.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	12.7%
NVIDIA Corp.	8.9
Amazon.com, Inc.	8.8
Apple, Inc.	8.3
Meta Platforms, Inc., Class A	6.3

Material Fund Change [Text Block]
C000008206
Shareholder Report [Line Items]
Fund Name	UBS U.S. Small Cap Growth Fund
Class Name	Class A
Trading Symbol	BNSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
AssetsNet	$ 130,037,249
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$130,037,249
# of Portfolio Holdings	85
Portfolio Turnover Rate	21%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	8.3%
Consumer Discretionary	12.7%
Industrials	18.8%
Health Care	20.5%
Information Technology	25.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Wix.com Ltd.	2.6%
Ryman Hospitality Properties, Inc.	2.4
RadNet, Inc.	2.3
CyberArk Software Ltd.	2.2
Shake Shack, Inc., Class A	2.1

Material Fund Change [Text Block]
C000008209
Shareholder Report [Line Items]
Fund Name	UBS U.S. Small Cap Growth Fund
Class Name	Class P
Trading Symbol	BISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 130,037,249
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$130,037,249
# of Portfolio Holdings	85
Portfolio Turnover Rate	21%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	8.3%
Consumer Discretionary	12.7%
Industrials	18.8%
Health Care	20.5%
Information Technology	25.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Wix.com Ltd.	2.6%
Ryman Hospitality Properties, Inc.	2.4
RadNet, Inc.	2.3
CyberArk Software Ltd.	2.2
Shake Shack, Inc., Class A	2.1

Material Fund Change [Text Block]
C000205444
Shareholder Report [Line Items]
Fund Name	UBS Sustainable Development Bank Bond Fund
Class Name	Class P
Trading Symbol	UDBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 59,512,621
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$59,512,621
# of Portfolio Holdings	64
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Value	Value
Short-Term Investments	1.1%
Non-U.S. government agency obligations	98.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	8.0%
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	4.6
Agence Francaise de Developpement EPIC (Supranationals), 0.625%, due 01/22/26	3.2
International Bank for Reconstruction & Development (Supranationals), 0.750%, due 08/26/30	3.1
Nordic Investment Bank (Supranationals), 3.375%, due 09/08/27	2.9

Material Fund Change [Text Block]
C000205443
Shareholder Report [Line Items]
Fund Name	UBS Sustainable Development Bank Bond Fund
Class Name	Class P2
Trading Symbol	UDBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 59,512,621
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$59,512,621
# of Portfolio Holdings	64
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Value	Value
Short-Term Investments	1.1%
Non-U.S. government agency obligations	98.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	8.0%
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	4.6
Agence Francaise de Developpement EPIC (Supranationals), 0.625%, due 01/22/26	3.2
International Bank for Reconstruction & Development (Supranationals), 0.750%, due 08/26/30	3.1
Nordic Investment Bank (Supranationals), 3.375%, due 09/08/27	2.9

Material Fund Change [Text Block]
C000166868
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class A
Trading Symbol	UTBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 28,085,952
Holdings Count | Holding	173
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$28,085,952
# of Portfolio Holdings	173
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term Investments	0.5%
Mortgage-backed securities	4.2%
Non-U.S. government agency obligations	6.8%
Asset-backed securities	7.3%
Corporate bonds	78.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.1%
Centene Corp., 2.500%, due 03/01/31	1.5
General Motors Co., 6.600%, due 04/01/36	1.5
Celanese U.S. Holdings LLC, 6.379%, due 07/15/32	1.4
BX Trust, Class D, 5.814%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.4

Material Fund Change [Text Block]
C000166870
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class P
Trading Symbol	UTBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 28,085,952
Holdings Count | Holding	173
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$28,085,952
# of Portfolio Holdings	173
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term Investments	0.5%
Mortgage-backed securities	4.2%
Non-U.S. government agency obligations	6.8%
Asset-backed securities	7.3%
Corporate bonds	78.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.1%
Centene Corp., 2.500%, due 03/01/31	1.5
General Motors Co., 6.600%, due 04/01/36	1.5
Celanese U.S. Holdings LLC, 6.379%, due 07/15/32	1.4
BX Trust, Class D, 5.814%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.4

Material Fund Change [Text Block]
C000237722
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class P2
Trading Symbol	UTBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 28,085,952
Holdings Count | Holding	173
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$28,085,952
# of Portfolio Holdings	173
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term Investments	0.5%
Mortgage-backed securities	4.2%
Non-U.S. government agency obligations	6.8%
Asset-backed securities	7.3%
Corporate bonds	78.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.1%
Centene Corp., 2.500%, due 03/01/31	1.5
General Motors Co., 6.600%, due 04/01/36	1.5
Celanese U.S. Holdings LLC, 6.379%, due 07/15/32	1.4
BX Trust, Class D, 5.814%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.4

Material Fund Change [Text Block]